Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trust Pass-through Securities
	Coupon rate		Coupon date		Year of issue		Year of maturity		Year of next call		2018		2017
USD 225 million [1]		7.65%		Semi-annually, December 1		1996		2026		n.a.		90		91
USD 190 million [1]		7.625%		Semi-annually, November 15		1997		2037		n.a.		43		41
At December 31												133		133

[1] Issued by a subsidiary of, and guaranteed by Aegon N.V.